Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000017170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Value Series (Service Class)
Account Value	$ 20,645.6	$ 20,645.6	$ 20,645.6	$ 19,391.34	$ 17,910.02	$ 18,833.34	$ 14,357.22	$ 14,077.86	$ 11,143.84	$ 12,013.09	$ 10,678.92	$ 9,608.54	$ 10,000
Average Annual Return, Percent	6.47%	7.96%	7.52%
C000017171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Corporate Bond Series (Service Class)
Account Value	$ 12,138.46	$ 12,138.46	$ 12,138.46	11,848.56	11,045.49	13,127.86	13,239.86	11,931.54	10,636.35	10,842.7	10,424.23	10,020.07	10,000
Average Annual Return, Percent	2.45%	0.34%	1.96%
C000017172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Core Equity Series (Service Class)
Account Value	$ 31,312.07	$ 31,312.07	$ 31,312.07	24,912.99	20,170.59	24,398.49	18,922.36	15,571.89	11,878.71	12,439.8	10,301.88	9,930.65	10,000
Average Annual Return, Percent	25.69%	14.99%	12.09%
C000017177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Global Growth Series (Service Class)
Account Value	$ 24,256.62	$ 24,256.62	$ 24,256.62	20,717.44	17,278.94	20,941.01	17,767.29	14,734.96	11,700.91	12,483.64	10,025.25	10,339.41	10,000
Average Annual Return, Percent	17.08%	10.48%	9.27%
C000057543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Pathfinder Aggressive Series (Service Class)
Account Value	$ 22,224	$ 22,224	$ 22,224	20,023	17,039	20,459	17,202	14,868	12,064	12,602	10,516	10,034	10,000
Average Annual Return, Percent	10.99%	8.37%	8.31%
C000057544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Pathfinder Moderately Aggressive Series (Service Class)
Account Value	$ 20,524	$ 20,524	$ 20,524	18,621	15,979	19,000	16,256	14,121	11,632	12,207	10,458	10,006	10,000
Average Annual Return, Percent	10.22%	7.77%	7.45%
C000057545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Pathfinder Moderate Series (Service Class)
Account Value	$ 19,102.88	$ 19,102.88	$ 19,102.88	17,482.04	15,158.38	17,887.8	15,600.9	13,643.48	11,460.14	11,925.43	10,397.52	10,031.86	10,000
Average Annual Return, Percent	9.27%	6.96%	6.69%
C000057546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Pathfinder Moderately Conservative Series (Service Class)
Account Value	$ 17,867	$ 17,867	$ 17,867	16,452	14,433	16,922	15,059	13,266	11,353	11,664	10,344	10,033	10,000
Average Annual Return, Percent	8.60%	6.14%	5.98%
C000057547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Pathfinder Conservative Series (Service Class)
Account Value	$ 16,644.73	$ 16,644.73	$ 16,644.73	15,404.93	13,689.91	15,935.44	14,463.32	12,837.12	11,196.23	11,416.19	10,330.58	10,045.07	10,000
Average Annual Return, Percent	8.05%	5.33%	5.23%
C000091476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Limited-Term Bond Series (Service Class)
Account Value	$ 11,881.44	$ 11,881.44	$ 11,881.44	11,388.05	10,873.4	11,350.48	11,406.15	10,952.87	10,508.49	10,427.08	10,282.93	10,087.18	10,000
Average Annual Return, Percent	4.33%	1.64%	1.74%
C000129560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Service Class)
Account Value	$ 17,109.66	$ 17,109.66	$ 17,109.66	15,854.28	13,895.77	16,012.68	14,171.84	12,993.76	11,075.09	11,536.75	10,137.86	9,957.36	10,000
Average Annual Return, Percent	7.92%	5.66%	5.22%
C000129561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class)
Account Value	$ 18,231	$ 18,231	$ 18,231	16,767	14,528	16,893	14,659	13,361	11,200	11,759	10,164	9,929	10,000
Average Annual Return, Percent	8.73%	6.41%	6.19%
C000129562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class)
Account Value	$ 16,047	$ 16,047	$ 16,047	14,987	13,308	15,246	13,770	12,563	10,934	11,261	10,068	9,948	10,000
Average Annual Return, Percent	7.07%	5.02%	4.84%
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 21,149	$ 21,149	$ 21,149	18,001	14,731	18,045	15,223	13,094	10,343	11,418	10,531	9,764	10,000
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (gross)
Account Value	$ 21,964	$ 21,964	$ 21,964	18,611	15,154	18,472	15,518	13,283	10,435	11,458	10,649	9,816	10,000
Average Annual Return, Percent	18.02%	10.58%	9.79%
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	$ 26,934	$ 26,934	$ 26,934	21,755	17,272	21,377	17,012	14,073	10,741	11,335	11,327	10,048	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	$ 33,560	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,579.89556	$ 22,579.89556	$ 22,579.89556	19,743.14177	17,712.77867	19,156.78893	15,305.7918	14,889.53182	11,766.53539	12,826.9826	11,284.9466	9,617.268721	10,000
Average Annual Return, Percent	14.37%	8.68%	8.49%
Bloomberg US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Account Value	$ 12,713	$ 12,713	$ 12,713	12,449	11,472	13,618	13,761	12,523	10,934	11,215	10,539	9,932	10,000
Average Annual Return, Percent	2.13%	0.30%	2.43%
Fifty Five Russell 3000 Index 30 MSCI EAFE Index 15 Bloomberg US Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	55% Russell 3000 Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index
Account Value	$ 23,453	$ 23,453	$ 23,453	20,529	16,979	20,462	17,483	15,144	12,043	12,984	10,824	10,006	10,000
Average Annual Return, Percent	14.25%	9.14%	8.90%
Fifty Russell 3000 Index 25 MSCI EAFE Index 20 Bloomberg US Credit Index 5 Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 20,775	$ 20,775	$ 20,775	18,528	15,739	18,626	16,474	14,433	11,817	12,482	10,772	10,016	10,000
Average Annual Return, Percent	13.18%	8.36%	8.25%
Forty Five Russell 3000 Index 25 Bloomberg US Credit Index 20 MSCI EAFE Index 10 Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 18,273	$ 18,273	$ 18,273	16,608	14,497	16,865	15,448	13,718	11,572	11,984	10,708	10,018	10,000
Average Annual Return, Percent	12.13%	7.56%	7.59%
Forty Russell 3000 Index 30 Bloomberg US Credit Index 15 MSCI EAFE Index 15 Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 19,501	$ 19,501	$ 19,501	17,557	15,117	17,735	15,962	14,076	11,697	12,233	10,741	10,018	10,000
Average Annual Return, Percent	11.07%	6.74%	6.91%
Thirty five Russell 3000 Index 35 Bloomberg US Credit Index 20 Bloomberg 1 3 Year US Government Credit Index 10 MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	35% Russell 3000 Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index
Account Value	$ 18,273	$ 18,273	$ 18,273	16,608	14,497	16,865	15,448	13,718	11,572	11,984	10,708	10,018	10,000
Average Annual Return, Percent	10.03%	5.90%	6.21%
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,750	$ 11,750	$ 11,750	11,260	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065	10,000
Average Annual Return, Percent	4.36%	1.58%	1.63%
MSCI EAFE Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 16,598.3951523229	$ 16,598.3951523229	$ 16,598.3951523229	15,987.17995	13,521.19275	15,805.30634	14,205.30394	13,175.54054	10,798.33662	12,525.67805	10,017.79072	9,918.585784	10,000
Average Annual Return, Percent	3.82%	4.73%	5.20%
MSCI EAFE Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (gross)
Account Value	$ 17,421.4279844012	$ 17,421.4279844012	$ 17,421.4279844012	16,695.55196	14,047.2722	16,336.57255	14,615.57643	13,498.05306	11,004.8595	12,701.44987	10,111.31689	9,960.693318	10,000
Average Annual Return, Percent	4.35%	5.24%	5.71%
Russell 3000 S000020588 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg US Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Account Value	$ 12,543	$ 12,543	$ 12,543	$ 12,294	$ 11,364	$ 13,410	$ 13,556	$ 12,397	$ 10,894	$ 11,129	$ 10,481	$ 9,923	$ 10,000
Average Annual Return, Percent	2.03%	0.23%	2.29%
Russell 3000 S000020589 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg 1 3 Year US Government Credit S000020589 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%	1.63%
Russell 3000 S000020590 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg 1 3 Year US Government Credit S000020590 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%	1.63%
Russell 3000 S000020591 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg 1 3 Year US Government Credit S000020591 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%	1.63%
Russell 3000 S000020592 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg 1 3 Year US Government Credit S000020592 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%	1.63%
Russell 3000 S000041732 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg 1 3 Year US Government Credit S000041732 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%	1.63%
Russell 3000 S000041733 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg 1 3 Year US Government Credit S000041733 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%	1.63%
Russell 3000 S000041734 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg 1 3 Year US Government Credit S000041734 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%	1.63%